Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Trade and Other Receivables

	31.12.2018 RMB’000	31.12.2019 RMB’000	31.12.2019 US$’000
Trade receivables, gross	438,586	794,678	112,161
Less: Allowance for expected credit losses	(30,586)	(57,611)	(8,131)

Net trade receivables	408,000	737,067	104,030
Bills receivable (i)	6,981,106	7,005,234	988,728

Total (Note 7.2, Note 36)	7,389,106	7,742,301	1,092,758

Amounts receivable:
- associates and joint ventures (trade)	174	609	86
- associates and joint ventures (non-trade)	56,405	11,185	1,579
- related parties (trade)	32,702	73,243	10,338
- related parties (non-trade)	2,156	2,092	295
Staff advances	5,513	7,133	1,007
Interest receivables	8,220	12,224	1,725
Bills receivable in transit	8,850	8,700	1,228
Refundable deposits	3,029	2,131	301
Others	23,456	49,218	6,946
Less: Impairment losses – other receivables (ii )	—	(5,243)	(740)

Other receivables carried at amortized cost (Note 36)	140,505	161,292	22,765
Tax recoverable	140,316	223,652	31,566
Prepayments	115,360	63,048	8,899

Net other receivables	396,181	447,992	63,230

Total trade and other receivables	7,785,287	8,190,293	1,155,988

Note:

(i)
As of December 31, 2019, bills receivable include bills received from joint venture and related parties amounted to RMB Nil (US$ Nil) (2018: RMB 18.1 million) and RMB 1,050.7 million (US$148.3 million) (2018: RMB 17.0 million) respectively.

As of December 31, 2019, there was no bills receivable pledged to secure bank facilities. As of December 31, 2018, bills receivable of RMB 558.6 million were pledged to secure bank facilities.

(ii)
This comprised of impairment loss on bills receivable in transit of RMB 5.0 million (US$0.7 million) as of December 31, 2019 (2018: RMB Nil). This impairment loss was charged to the consolidated statement of profit or loss under “selling, general and administrative expenses”.

Movement in the Allowance for Expected Credit Losses of Trade and Other Receivables
Movement in the allowance for expected credit losses of trade and other receivables is as follows:

	31.12.2018 RMB’000	31.12.2019 RMB’000	31.12.2019 US$’000

At January 1	43,775	30,586	4,316
(Credit)/debit to consolidated statement of profit or loss (under “selling, general and administrative expenses”)	(11,052)	32,340	4,565
Written off	(2,137)	(62)	(9)
Translation difference	—	(10)	(1)

At December 31 (Note 33)	30,586	62,854	8,871